OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 4,029	$ 6,495
Government authorities	2,947	2,403
Prepayment to OEM	0	2,359
Foreign currency derivative contracts	980	2,285
Short-term lease deposits	185	231
Grants receivable from the IIA	0	103
Others	349	329
Other receivables and prepaid expenses	$ 8,490	$ 14,205